Organization (Tables)	12 Months Ended
Dec. 29, 2024
Organization [Abstract]
Schedule of Consolidated Statements of Operations and Comprehensive Loss Related to Discontinued Operations

Components of amounts reflected in the consolidated statements of operations and comprehensive loss related to discontinued operations are presented in the table, as follows (in thousands):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Revenues	$-	$29,048
Cost of revenues	-	30,609
Gross loss	-	(1,561)
Operating expenses:
Sales and marketing	-	6,855
General and administrative	2,007	17,472
Total operating expenses	2,007	24,327
Loss from discontinued operations	(2,007)	(25,888)
Other income, net	-	31
Loss from discontinued operations before income taxes	(2,007)	(25,857)
Income tax benefit	-	4
Loss from discontinued operations, net of tax	(2,007)	(25,853)
Impairment loss from discontinued operations	-	(147,505)
Net loss from discontinued operations	$(2,007)	$(173,358)